UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21619
Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium Income Fund (JPZ)
September 30, 2006

Shares	Description				Value

	Common Stocks – 97.7%

	Aerospace & Defense – 2.4%

71,400	Boeing Company				$5,629,890
100,000	Honeywell International Inc.				4,090,000
32,000	Raytheon Company				1,536,320
89,400	United Technologies Corporation				5,663,490

	Total Aerospace & Defense				16,919,700

	Air Freight & Logistics – 0.6%

61,400	United Parcel Service, Inc., Class B				4,417,116

	Airlines – 0.1%

22,200	AMR Corporation-DEL, (1)				513,708
14,800	Continental Airlines, Inc., (1)				418,988
6,194	Southwest Airlines Co.				103,192

	Total Airlines				1,035,888

	Auto Components – 0.1%

21,200	American Axle and Manufacturing Holdings Inc.				353,828
30,487	Cooper Tire & Rubber				306,699

	Total Auto Components				660,527

	Automobiles – 0.6%

260,600	Ford Motor Company				2,108,254
35,600	General Motors Corporation				1,623,088
4,000	Harley-Davidson Inc., (1)				251,000

	Total Automobiles				3,982,342

	Beverages – 1.0%

106,600	Coca-Cola Company				4,762,888
40,500	PepsiCo, Inc.				2,643,030

	Total Beverages				7,405,918

	Biotechnology – 0.2%

23,500	Amgen Inc., (1)				1,680,955
100	Genentech, Inc., (1)				8,270

	Total Biotechnology				1,689,225

	Building Products – 0.1%

1,000	Masco Corporation				701,047

	Capital Markets – 1.6%

39,400	Charles Schwab Corporation				705,260
19,900	Goldman Sachs Group, Inc.				3,366,483
10,500	Jefferies Group, Inc.				299,250
20,300	Legg Mason, Inc.				2,047,458
26,500	Merrill Lynch & Co., Inc.				2,072,830
21,000	Morgan Stanley				1,531,110
59,400	Waddell & Reed Financial, Inc., Class A				1,470,150

	Total Capital Markets				11,492,541

	Chemicals – 2.3%

51,511	Dow Chemical Company				2,007,899
160,100	E.I. Du Pont de Nemours and Company				6,858,684
40,400	Eastman Chemical Company				2,182,408
47,800	Lubrizol Corporation				2,185,894
36,100	Lyondell Chemical Company				915,857
53,293	Olin Corporation				818,580
63,622	RPM International, Inc.				1,208,182
1	Tronox Incorporated, Class B				13

	Total Chemicals				16,177,517

	Commercial Banks – 9.2%

383,779	Bank of America Corporation				20,559,041
18,000	Comerica Incorporated				1,024,560
3,000	Federated Investors Inc.				101,430
52,600	HSBC Holdings PLC, Sponsored ADR				4,814,478
145,300	Lloyds TSB Group PLC, Sponsored ADR				5,884,650
3,414	National Australia Bank Limited, Sponsored ADR				465,704
175,300	U.S. Bancorp.				5,823,466
106,300	Wachovia Corporation				5,931,540
34,100	Washington Mutual, Inc.				1,482,327
537,414	Wells Fargo & Company				19,443,639

	Total Commercial Banks				65,530,835

	Commercial Services & Supplies – 2.0%

74,500	Automatic Data Processing, Inc.				3,526,830
3,800	Avery Dennison Corporation				228,646
2,200	CheckFree Corp., (1)				90,904
110,000	Deluxe Corporation				1,881,000
6,600	Fair Isaac Corporation				241,362
1,600	ITT Educational Services, Inc., (1)				106,080
3,000	Manpower Inc.				183,810
35,000	Paychex, Inc.				1,289,750
23,000	Pitney Bowes Inc.				1,020,510
6,000	Priceline.com Incorporated, (1)				220,740
8,500	R.R. Donnelley & Sons Company				280,160
196,058	ServiceMaster Company				2,197,810
27,700	Standard Register Company				365,640
65,671	Waste Management, Inc.				2,408,812

	Total Commercial Services & Supplies				14,042,054

	Communications Equipment – 2.4%

17,400	ADTRAN, Inc.				414,816
30,600	Avaya Inc., (1)				350,064
8,828	Ciena Corporation, (1)				240,563
263,500	Cisco Systems, Inc., (1)				6,060,500
69,463	Corning Incorporated, (1)				1,695,592
95,000	JDS Uniphase Corporation, (1)				208,050
149,100	Motorola, Inc.				3,727,500
116,599	QUALCOMM Inc.				4,238,374

	Total Communications Equipment				16,935,459

	Computers & Peripherals – 2.9%

49,226	Apple Computer, Inc., (1)				3,791,879
62,809	Dell Inc., (1)				1,434,558
93,700	EMC Corporation, (1)				1,122,526
129,100	Hewlett-Packard Company				4,736,679
100,800	International Business Machines Corporation (IBM)				8,259,552
11,400	McAfee Inc., (1)				278,844
133,600	Sun Microsystems Inc., (1)				663,992

	Total Computers & Peripherals				20,288,030

	Consumer Finance – 0.1%

6,401	American Express Company				358,968

	Containers & Packaging – 0.7%

9,900	Chesapeake Corporation				141,669
12,568	Longview Fibre Company				255,382
65,700	Packaging Corp. of America				1,524,240
87,489	Sonoco Products Company				2,943,130

	Total Containers & Packaging				4,864,421

	Diversified Financial Services – 5.3%

16,900	A. G. Edwards, Inc.				900,432
8,700	Chicago Merchantile Exchange				4,160,775
438,000	Citigroup Inc.				21,755,460
20,700	Federal Home Loan Mortgage Corporation				1,373,031
29,300	Gladstone Capital Corporation				644,893
177,861	JPMorgan Chase & Co.				8,352,353
2,500	Moody’s Corporation				163,450

	Total Diversified Financial Services				37,350,394

	Diversified Telecommunication Services – 3.4%

359,379	AT&T Inc.				11,701,380
179,398	BellSouth Corporation				7,669,265
220,900	Citizens Communications Company				3,101,436
83,587	Sprint Nextel Corporation				1,433,517

	Total Diversified Telecommunication Services				23,905,598

	Electric Utilities – 1.5%

27,000	Ameren Corporation				1,425,330
33,900	Consolidated Edison, Inc.				1,566,180
44,900	Great Plains Energy Incorporated				1,392,798
60,600	OGE Energy Corp.				2,188,266
80,800	Pepco Holdings, Inc.				1,952,936
33,400	Progress Energy, Inc.				1,515,692
27,000	Southern Company				930,420

	Total Electric Utilities				10,971,622

	Electrical Equipment – 1.0%

61,200	Emerson Electric Co.				5,132,232
22,415	Hubbell Incorporated, Class B				1,073,679
13,800	Rockwell Automation, Inc.				801,780

	Total Electrical Equipment				7,007,691

	Electronic Equipment & Instruments – 0.1%

5,700	Parker Hannifin Corporation				443,061

	Energy Equipment & Services – 2.0%

21,300	Diamond Offshore Drilling, Inc.				1,541,481
24,668	ENSCO International Incorporated				1,081,198
111,600	Halliburton Company				3,175,020
11,600	Patterson-UTI Energy, Inc.				275,616
79,200	Schlumberger Limited				4,912,776
17,600	Smith International, Inc.				682,880
46,500	Tidewater Inc.				2,054,835
3,000	Transocean Inc., (1)				219,690

	Total Energy Equipment & Services				13,943,496

	Food & Staples Retailing – 0.4%

1,200	Longs Drug Stores Corporation				55,212
38,696	SUPERVALU Inc.				1,147,336
23,807	Wal-Mart Stores, Inc.				1,174,161
13,400	Whole Foods Market, Inc.				796,362

	Total Food & Staples Retailing				3,173,071

	Food Products – 0.4%

33,000	H.J. Heinz Company				1,383,690
25,000	Kraft Foods Inc.				891,500
57,000	Sara Lee Corporation				915,990

	Total Food Products				3,191,180

	Gas Utilities – 1.7%

28,200	AGL Resources Inc.				1,029,300
62,601	Atmos Energy Corporation				1,787,259
8,892	KeySpan Corporation				365,817
81,800	Nicor Inc.				3,497,768
137,700	Peoples Energy Corporation				5,597,505

	Total Gas Utilities				12,277,649

	Health Care Equipment & Supplies – 0.5%

35,700	Baxter International Inc.				1,622,922
25,400	Boston Scientific Corporation, (1)				375,666
28,900	Medtronic, Inc.				1,342,116

	Total Health Care Equipment & Supplies				3,340,704

	Health Care Providers & Services – 2.0%

16,629	Aetna Inc.				657,677
21,800	Caremark Rx, Inc.				1,235,406
15,450	Coventry Health Care, Inc., (1)				795,984
33,900	HCA, Inc.				1,691,271
7,000	Humana Inc., (1)				462,630
15,200	Manor Care, Inc.				794,656
7,900	Mentor Corporation				398,081
2,100	Omnicare, Inc.				90,489
27,184	Tenet Helathcare Corporation, (1)				221,278
89,170	UnitedHealth Group Incorporated				4,387,164
10,367	Universal Health Services, Inc., Class B				621,294
36,800	Wellpoint Inc., (1)				2,835,440

	Total Health Care Providers & Services				14,191,370

	Hotels, Restaurants & Leisure – 0.9%

17,000	Carnival Corporation				799,510
13,566	Harrah’s Entertainment, Inc.				901,189
24,696	International Game Technology				1,024,884
86,900	McDonald’s Corporation				3,399,528
2,112	OSI Restaurant Partners Inc.				66,972
6,000	Starwood Hotels & Resorts Worldwide, Inc.				343,140

	Total Hotels, Restaurants & Leisure				6,535,223

	Household Durables – 1.5%

3,400	Black & Decker Corporation				269,790
34,651	D.R. Horton, Inc.				829,891
12,300	Furniture Brands International, Inc.				234,192
107,400	Newell Rubbermaid Inc.				3,041,568
12,400	Snap-on Incorporated				552,420
25,600	Stanley Works				1,276,160
106,700	Tupperware Corporation				2,076,382
29,936	Whirlpool Corporation				2,517,917

	Total Household Durables				10,798,320

	Household Products – 2.5%

53,200	Colgate-Palmolive Company				3,303,720
22,000	Kimberly-Clark Corporation				1,437,920
216,041	Procter & Gamble Company				13,390,221

	Total Household Products				18,131,861

	Industrial Conglomerates – 4.7%

58,500	3M Co.				4,353,570
2,000	American Standard Companies Inc.				83,940
754,300	General Electric Company				26,626,790
52,800	Genuine Parts Company				2,277,264

	Total Industrial Conglomerates				33,341,564

	Insurance – 3.5%

36,800	Allstate Corporation				2,308,464
117,300	American International Group, Inc.				7,772,298
24,405	Arthur J. Gallagher & Co.				650,881
11,900	Fidelity National Financial, Inc.				495,635
12,500	Hartford Financial Services Group, Inc.				1,084,375
80,445	Lincoln National Corporation				4,994,032
72,500	Marsh & McLennan Companies, Inc.				2,040,875
20,300	Mercury General Corporation				1,007,083
46,000	St. Paul Travelers Companies, Inc.				2,156,940
58,000	Unitrin, Inc.				2,561,860

	Total Insurance				25,072,443

	Internet & Catalog Retail – 0.2%

22,804	Amazon.com, Inc., (1)				732,464
16,437	IAC/InterActiveCorp., (1)				472,728

	Total Internet & Catalog Retail				1,205,192

	Internet Software & Services – 1.6%

82,917	eBay Inc., (1)				2,351,526
3,160	F5 Networks, Inc., (1)				169,755
14,455	Google Inc., Class A, (1)				5,809,464
7,100	Openwave Systems Inc., (1)				66,456
212,455	United Online, Inc.				2,587,702
18,938	Yahoo! Inc., (1)				478,753

	Total Internet Software & Services				11,463,656

	IT Services – 0.1%

2,050	FactSet Research Systems Inc.				99,569
9,000	WebEx Communications, Inc., (1)				351,180

	Total IT Services				450,749

	Leisure Equipment & Products – 0.1%

2,138	Brunswick Corporation				66,684
17,155	Eastman Kodak Company				384,272
7,900	Polaris Industries Inc.				325,085

	Total Leisure Equipment & Products				776,041

	Machinery – 1.6%

30,891	Briggs & Stratton Corporation				851,047
75,600	Caterpillar Inc.				4,974,480
1,000	Cummins Inc.				119,230
8,400	Deere & Company				704,844
13,600	Graco Inc.				531,216
16,555	Ingersoll-Rand Company – Class A				628,759
200	Joy Global Inc.				7,522
59,400	SPX Corporation				3,174,336
12,000	Timken Company				357,360

	Total Machinery				11,348,794

	Media – 1.9%

45,213	CBS Corporation, Class B				1,273,650
67,800	Clear Channel Communications, Inc.				1,956,030
15,000	Dow Jones & Company, Inc.				503,100
39,613	New York Times, Class A				910,307
13,000	Omnicom Group Inc.				1,216,800
183,600	Regal Entertainment Group, Class A				3,638,952
115,100	Sirius Satellite Radio Inc., (1)				450,041
5,800	ValueClick, Inc., (1)				107,532
48,000	Walt Disney Company				1,483,680
231,151	Westwood One, Inc.				1,636,549
24,132	XM Satellite Radio Holdings Inc., Class A, (1)				311,061

	Total Media				13,487,702

	Metals & Mining – 0.8%

16,400	Alcoa Inc.				459,856
28,800	CONSOL Energy Inc.				913,824
32,000	Nucor Corporation				1,583,680
31,700	Southern Copper Corporation				2,932,250

	Total Metals & Mining				5,889,610

	Multiline Retail – 1.1%

13,000	Family Dollar Stores				380,120
38,002	Federated Department Stores, Inc.				1,642,066
55,400	Nordstrom, Inc.				2,343,420
7,900	Sears Holding Corporation, (1)				1,248,911
40,800	Target Corporation				2,254,200

	Total Multiline Retail				7,868,717

	Multi-Utilities – 1.4%

125,900	Duke Energy Corporation				3,802,180
28,500	National Fuel Gas Company				1,035,975
49,100	ONEOK, Inc.				1,855,489
32,100	Public Service Enterprise Group Incorporated				1,964,199
59,100	United Utilities PLC, Sponsored ADR				1,564,968

	Total Multi-Utilities				10,222,811

	Oil, Gas & Consumable Fuels – 6.6%

167,900	ChevronTexaco Corporation				10,889,994
58,749	ConocoPhillips				3,497,328
422,200	Exxon Mobil Corporation				28,329,620
5,000	Kinder Morgan Inc.				524,250
75,185	Occidental Petroleum Corporation				3,617,150
5,600	Valero Energy Corporation				288,232
4,760	Williams Companies Inc.				113,621

	Total Oil, Gas & Consumable Fuels				47,260,195

	Paper & Forest Products – 0.4%

11,670	Bowater Incorporated				240,052
47,000	Weyerhaeuser Company				2,891,910

	Total Paper & Forest Products				3,131,962

	Pharmaceuticals – 8.8%

112,700	Abbott Laboratories				5,472,712
303,395	Bristol-Myers Squibb Company				7,560,603
13,040	CV Therapeutics Inc., (1)				145,266
83,800	Eli Lilly and Company				4,776,600
11,471	GlaxoSmithKline PLC, ADR				610,601
207,300	Johnson & Johnson				13,462,062
249,900	Merck & Co. Inc.				10,470,810
18,776	Neurocrine Biosciences Inc., (1)				201,842
551,317	Pfizer Inc.				15,635,350
22,700	Schering-Plough Corporation				501,443
67,600	Wyeth				3,436,784

	Total Pharmaceuticals				62,274,073

	Real Estate – 2.3%

9,500	American Financial Realty Trust				106,020
57,700	American Home Mortgage Investment Corp.				2,011,999
154,100	Crescent Real Estate Equities Company				3,360,921
19,900	Equity Office Properties Trust				791,224
39,900	First Industrial Realty Trust, Inc.				1,755,600
21,000	Health Care REIT, Inc.				840,210
58,500	Healthcare Realty Trust, Inc.				2,246,985
117,900	HRPT Properties Trust				1,408,905
22,300	Lexington Corporate Properties Trust				472,314
5,700	Liberty Property Trust				272,403
42,800	Nationwide Health Properties, Inc.				1,144,472
26,329	New Century Financial Corporation				1,034,993
7,682	Newcastle Investment Corporation				210,564
11,700	Reckson Associates Realty Corporation				500,760
27,000	Senior Housing Properties Trust				576,180

	Total Real Estate				16,733,550

	Road & Rail – 0.3%

17,000	Burlington Northern Santa Fe Corporation				1,248,480
13,363	Norfolk Southern Corporation				588,640

	Total Road & Rail				1,837,120

	Semiconductors & Equipment – 3.1%

31,000	Advanced Micro Devices, Inc., (1)				770,350
26,500	Analog Devices, Inc.				778,835
97,200	Applied Materials, Inc.				1,723,356
45,300	Broadcom Corporation, Class A, (1)				1,374,402
410,700	Intel Corporation				8,448,099
9,900	Intersil Holding Corporation, Class A				243,045
6,600	Lam Research Corporation, (1)				299,178
4,800	Linear Technology Corporation				149,376
59,115	Maxim Integrated Products, Inc.				1,659,358
38,900	Microchip Technology Incorporated				1,261,138
24,800	National Semiconductor Corporation				583,544
19,800	NVIDIA Corporation, (1)				585,882
115,500	Texas Instruments Incorporated				3,840,375

	Total Semiconductors & Equipment				21,716,938

	Software – 3.2%

42,852	Adobe Systems Incorporated, (1)				1,604,807
4,580	Akamai Technologies, Inc., (1)				228,954
11,400	Autodesk, Inc., (1)				396,492
36,600	BEA Systems, Inc., (1)				556,320
18,500	Cognizant Technology Solutions Corporation, Class A, (1)				1,370,110
474,900	Microsoft Corporation				12,979,017
16,433	NAVTEQ Corporation, (1)				429,066
251,178	Oracle Corporation, (1)				4,455,898
6,100	Red Hat, Inc., (1)				128,588
10,500	Salesforce.com, Inc., (1)				376,740
2,284	VeriSign, Inc., (1)				46,137

	Total Software				22,572,129

	Specialty Retail – 3.0%

33,100	Abercrombie & Fitch Co., Class A				2,299,788
31,800	American Eagle Outfitters, Inc.				1,393,794
53,700	Best Buy Co., Inc.				2,876,172
24,200	Chico’s FAS, Inc., (1)				521,026
10,600	Christopher & Banks Corporation				312,488
21,256	Claire’s Stores, Inc.				619,825
4,900	Foot Locker, Inc.				123,725
135,715	Home Depot, Inc.				4,922,383
68,800	Limited Brands, Inc.				1,822,512
65,243	Lowe’s Companies, Inc.				1,830,719
20,200	Michaels Stores, Inc.				879,508
212,557	Pier 1 Imports, Inc.				1,577,173
5,212	RadioShack Corporation				100,592
500	Sherwin-Williams Company				27,890
5,000	Tiffany & Co				166,000
19,700	TJX Companies, Inc.				552,191
100,596	Tuesday Morning Corporation				1,396,272

	Total Specialty Retail				21,422,058

	Textiles, Apparel & Luxury Goods – 0.4%

36,000	VF Corporation				2,626,200

	Thrifts & Mortgage Finance – 0.2%

10,500	Countrywide Financial Corporation				367,920
60,800	New York Community Bancorp, Inc.				995,904

	Total Thrifts & Mortgage Finance				1,363,824

	Tobacco – 2.7%

217,733	Altria Group, Inc.				16,667,461
32,200	Reynolds American Inc.				1,995,434
34,424	Vector Group Ltd.				558,361

	Total Tobacco				19,221,256

	Transportation Infrastructure – 0.1%

25,100	Stolt-Nielsen S.A., Sponsored ADR				650,090

	Wireless Telecommunication Services – 0.1%

37,362	Vodafone Group PLC				854,097

	Total Common Stocks (cost $589,581,439)				694,553,599

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Put Options – 0.1%

827	S&P 500 Index	$97,172,500	10/21/06	$1175	$16,540
733	S&P 500 Index	87,960,000	10/21/06	1200	21,990
775	S&P 500 Index	93,000,000	11/18/06	1200	143,375
630	S&P 500 Index	77,175,000	11/18/06	1225	171,675
737	S&P 500 Index	84,755,000	12/16/06	1150	165,825
774	S&P 500 Index	90,945,000	12/16/06	1175	234,135
694	S&P 500 Index	83,280,000	12/16/06	1200	284,540

5,170	Total Put Options (cost $3,838,255)	614,287,500			1,038,080

Principal
Amount (000)	Description	Coupon	Maturity		Value

	Short-Term Investments – 6.8%

$48,632	Repurchase Agreement with State Street Bank, dated 9/29/06, repurchase price $48,651,429, collateralized by:	4.800%	10/02/06		$48,631,976
	$1,070,000 U.S. Treasury Notes, 3.500%, due 8/15/09, value $1,043,250
	$50,000,000 U.S. Treasury Notes, 3.500%, due 2/15/10, value $48,562,500

	Total Short-Term Investments (cost $48,631,976)				48,631,976

	Total Investments (cost $642,051,670) – 104.6%				744,223,655

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Call Options – (4.7)% (3)

(621)	S&P 500 Index	$(77,625,000)	10/21/06	$1250	$(5,561,055)
(1,358)	S&P 500 Index	(173,145,000)	10/21/06	1275	(8,888,110)
(621)	S&P 500 Index	(80,730,000)	10/21/06	1300	(2,636,145)
(1,319)	S&P 500 Index	(168,172,500)	11/18/06	1275	(9,589,130)
(604)	S&P 500 Index	(78,520,000)	11/18/06	1300	(3,107,580)
(647)	S&P 500 Index	(84,110,000)	12/16/06	1300	(3,904,645)

(5,170)	Total Call Options (premiums received $23,111,880)	(662,302,500)			(33,686,665)

	Other Assets Less Liabilities – 0.1%				780,406

	Net Assets – 100%				$711,317,396

	(1) Non-income producing.

	(2) For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by Strike Price by 100.

	(3) The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options.

	ADR American Depositary Receipt.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions.

	At September 30, 2006, the cost of investments was $642,051,776.
	Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

	Gross unrealized:
	Appreciation				$111,153,315
	Depreciation				(8,981,436)

	Net unrealized appreciation (depreciation) of investments				$102,171,879

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Equity Premium Income Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date November 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2006

*	Print the name and title of each signing officer under his or her signature.